UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number  811-9094
                                                      --------

                              LEUTHOLD FUNDS, INC.
                              --------------------
               (Exact name of registrant as specified in charter)

             100 N. SIXTH STREET, SUITE 412A, MINNEAPOLIS, MN 55403
             ------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                               STEVEN C. LEUTHOLD
                               ------------------
             100 N. SIXTH STREET, SUITE 412A, MINNEAPOLIS, MN 55403
             ------------------------------------------------------
                    (Name and address of agent for service)

                                  612-332-9141
                                  ------------
               Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30, 2004
                         ------------------

Date of reporting period:  OCTOBER 1, 2003 - MARCH 31, 2004
                           --------------------------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                               Semi-Annual Report
                                March 31,  2004

                               THE LEUTHOLD FUNDS

                                    Leuthold
                              Core Investment Fund

                                    Leuthold
                             Select Industries Fund

                                    Grizzly
                                   Short Fund

                               THE LEUTHOLD FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31,  2004
(UNAUDITED)

                                                                        LEUTHOLD CORE   LEUTHOLD SELECT     GRIZZLY
                                                                       INVESTMENT FUND  INDUSTRIES FUND   SHORT FUND
                                                                       ---------------  ---------------   ----------
ASSETS:
   Investments, at value (cost $377,406,284,
     $18,460,197 and $0, respectively)                                   $429,510,841     $21,401,745     $        --
   Cash                                                                     1,834,252              --              --
   Receivable for fund shares sold                                          3,135,510         649,192         190,227
   Receivable for investments sold                                                 --         438,690              --
   Deposit for short sales                                                 67,835,832              --      27,637,427
   Receivable from broker for proceeds on securities sold short            39,075,990              --      16,052,464
   Interest receivable                                                            638             117           1,837
   Dividends receivable                                                       281,038           9,867              --
   Other receivables                                                           29,183             189           6,518
   Other assets                                                               134,612          14,084          51,289
                                                                         ------------     -----------     -----------
   Total Assets                                                           541,837,896      22,513,884      43,939,762
                                                                         ------------     -----------     -----------

LIABILITIES:
   Securities sold short, at market value
     (proceeds $39,075,990, $0 and $16,052,464, respectively)              39,957,630              --      15,854,915
   Payable for investments purchased                                       13,635,900         627,593       7,846,219
   Payable for fund shares purchased                                          931,189             258         957,435
   Payable to Adviser                                                         366,758          19,474          17,832
   Payable to Custodian                                                            --         371,689       3,751,624
   Interest payable                                                           154,162              --              --
   Dividends payable                                                           23,904              --          15,793
   Accrued expenses and other liabilities                                     259,273          23,198          10,484
                                                                         ------------     -----------     -----------
   Total Liabilities                                                       55,328,816       1,042,212      28,454,302
                                                                         ------------     -----------     -----------
   NET ASSETS                                                            $486,509,080     $21,471,672     $15,485,460
                                                                         ------------     -----------     -----------
                                                                         ------------     -----------     -----------

NET ASSETS CONSIST OF:
   Capital stock                                                         $398,669,304     $20,445,168     $21,698,067
   Accumulated net investment loss                                         (1,238,039)       (150,598)       (173,968)
   Accumulated net realized gain (loss) on investments                     37,854,898      (1,764,446)     (6,236,188)
   Net unrealized appreciation on
     investments and short positions                                       51,222,917       2,941,548         197,549
                                                                         ------------     -----------     -----------
   Total Net Assets                                                      $486,509,080     $21,471,672     $15,485,460
                                                                         ------------     -----------     -----------
                                                                         ------------     -----------     -----------
   Shares outstanding (1,000,000,000
     shares of $.0001 par value authorized)                                31,432,868       1,738,705       2,039,472
   Net Asset Value, Redemption Price and Offering Price Per Share              $15.48          $12.35           $7.59
                                                                               ------          ------           -----
                                                                               ------          ------           -----

                     See notes to the financial statements.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)

                                                                        LEUTHOLD CORE   LEUTHOLD SELECT     GRIZZLY
                                                                       INVESTMENT FUND  INDUSTRIES FUND   SHORT FUND
                                                                       ---------------  ---------------   ----------
INVESTMENT INCOME:
   Dividend income (net of foreign taxes withheld
     of $16,277, $1,263 and $0 , respectively)                          $ 2,956,893        $   50,551     $        --
   Interest income                                                           97,053               773          90,101
                                                                        -----------        ----------     -----------
   Total investment income                                                3,053,946            51,324          90,101
                                                                        -----------        ----------     -----------

EXPENSES:
   Investment advisory fee                                                1,960,619           110,277         109,529
   Administration fee                                                       168,640            10,289          10,345
   Transfer agent fees and expenses                                          46,788             2,294           2,153
   Legal fees                                                                20,221               767             647
   Audit fees                                                                31,251               774             556
   Fund accounting fees and expenses                                         40,144            16,463          18,757
   Custody fees                                                              53,224             3,934           1,999
   Shareholder servicing fees and expenses                                  108,923            11,027           8,762
   Federal and state registration                                            32,347            10,255          11,353
   Reports to shareholders                                                   53,520             1,879           3,210
   Directors' fees and expenses                                               8,988               380             190
   Other                                                                     38,096               600             204
                                                                        -----------        ----------     -----------
   Total expenses before dividends and interest on short positions        2,562,761           168,939         167,705
   Dividends and interest on short positions                                525,403                --          96,364
   Reimbursement to Adviser                                                      --            32,983              --
                                                                        -----------        ----------     -----------
   Total expenses                                                         3,088,164           201,922         264,069
                                                                        -----------        ----------     -----------
NET INVESTMENT LOSS                                                         (34,218)         (150,598)       (173,968)
                                                                        -----------        ----------     -----------

REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS AND SHORT POSITIONS:
   Net realized gain (loss) on:
       Investments                                                       51,359,520         4,202,827              --
       Short positions                                                   (1,582,097)               --      (2,825,053)
   Net unrealized appreciation (depreciation)
     during the period on:
       Investments                                                        7,608,870          (634,737)             --
       Short positions                                                   (1,332,035)               --        (276,185)
                                                                        -----------        ----------     -----------
   Net realized and unrealized gain (loss) on investments
     and short positions                                                 56,054,258         3,568,090      (3,101,238)
                                                                        -----------        ----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                             $56,020,040        $3,417,492     $(3,275,206)
                                                                        -----------        ----------     -----------
                                                                        -----------        ----------     -----------

                     See notes to the financial statements.

LEUTHOLD CORE INVESTMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SIX-MONTHS ENDED       YEAR ENDED
                                                                              MARCH 31, 2004    SEPTEMBER 30, 2003
                                                                             ---------------    ------------------
                                                                               (UNAUDITED)
OPERATIONS:
   Net investment income (loss)                                               $    (34,218)        $  1,235,964
   Net realized gain (loss) on investments and short positions                  49,777,423           (2,040,818)
   Net unrealized appreciation on investments
     and short positions during the period                                       6,276,835           55,553,193
                                                                              ------------         ------------
   Net increase in net assets from operations                                   56,020,040           54,748,339
                                                                              ------------         ------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                                   (1,375,265)          (1,218,285)
                                                                              ------------         ------------
   Total distributions                                                          (1,375,265)          (1,218,285)
                                                                              ------------         ------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                                   223,802,877          206,312,698
   Proceeds from shares issued to holders in
     reinvestment of dividends                                                   1,311,149            1,158,170
   Cost of shares redeemed                                                    (110,852,917)         (59,760,973)
                                                                              ------------         ------------
   Net increase in net assets from capital
     share transactions                                                        114,261,109          147,709,895
                                                                              ------------         ------------
TOTAL INCREASE IN NET ASSETS:                                                  168,905,884          201,239,949

NET ASSETS
   Beginning of period                                                         317,603,196          116,363,247
                                                                              ------------         ------------
   End of period (including accumulated net investment
     income (loss) of $(1,238,039) and $171,444, respectively)                $486,509,080         $317,603,196
                                                                              ------------         ------------
                                                                              ------------         ------------

CHANGES IN SHARES OUTSTANDING:
   Shares sold                                                                  14,943,668           17,135,329
   Shares issued to holders in reinvestment of dividends                            85,640              102,684
   Shares redeemed                                                              (7,322,313)          (5,208,752)
                                                                              ------------         ------------
   Net increase                                                                  7,706,995           12,029,261
                                                                              ------------         ------------
                                                                              ------------         ------------

                     See notes to the financial statements.

LEUTHOLD SELECT INDUSTRIES FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SIX-MONTHS ENDED       YEAR ENDED
                                                                              MARCH 31, 2004    SEPTEMBER 30, 2003
                                                                             ----------------   ------------------
                                                                               (UNAUDITED)
OPERATIONS:
   Net investment loss                                                         $  (150,598)        $  (188,621)
   Net realized gain (loss) on investments                                       4,202,827          (1,031,496)
   Net unrealized appreciation (depreciation)
     on investments during the period                                             (634,737)          5,219,440
                                                                               -----------         -----------
   Net increase in net assets from operations                                    3,417,492           3,999,323
                                                                               -----------         -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                                    12,956,990          15,473,384
   Cost of shares redeemed                                                     (12,118,218)        (12,399,247)
                                                                               -----------         -----------
   Net increase in net assets from capital
     share transactions                                                            838,772           3,074,137
                                                                               -----------         -----------
TOTAL INCREASE IN NET ASSETS:                                                    4,256,264           7,073,460

NET ASSETS
   Beginning of period                                                          17,215,408          10,141,948
                                                                               -----------         -----------
   End of period (including accumulated net
     investment loss of $(150,598) and $0, respectively)                       $21,471,672         $17,215,408
                                                                               -----------         -----------
                                                                               -----------         -----------

CHANGES IN SHARES OUTSTANDING:
   Shares sold                                                                   1,081,524           1,703,460
   Shares redeemed                                                                (997,852)         (1,401,435)
                                                                               -----------         -----------
   Net increase                                                                     83,672             302,025
                                                                               -----------         -----------
                                                                               -----------         -----------

                     See notes to the financial statements.

GRIZZLY SHORT FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SIX-MONTHS ENDED       YEAR ENDED
                                                                              MARCH 31, 2004    SEPTEMBER 30, 2003
                                                                             ----------------   ------------------
                                                                               (UNAUDITED)
OPERATIONS:
   Net investment loss                                                         $  (173,968)         $  (333,318)
   Net realized loss on short positions                                         (2,825,053)          (2,390,342)
   Net unrealized depreciation
     on short positions during the period                                         (276,185)          (1,774,927)
                                                                               -----------          -----------
   Net decrease in net assets from operations                                   (3,275,206)          (4,498,587)
                                                                               -----------          -----------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net realized gains                                                              --           (2,503,486)
   Return of capital                                                                    --             (245,686)
                                                                               -----------          -----------
   Total distributions                                                                  --           (2,749,172)
                                                                               -----------          -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                                    27,139,460           55,461,839
   Proceeds from shares issued to holders in
     reinvestment of dividends                                                          --            2,627,172
   Cost of shares redeemed                                                     (30,711,532)         (60,558,254)
                                                                               -----------          -----------
   Net decrease in net assets from capital
     share transactions                                                         (3,572,072)          (2,469,243)
                                                                               -----------          -----------
TOTAL DECREASE IN NET ASSETS:                                                   (6,847,278)          (9,717,002)

NET ASSETS
   Beginning of period                                                          22,332,738           32,049,740
                                                                               -----------          -----------
   End of period (including accumulated net
     investment loss of $(173,968) and $0, respectively)                       $15,485,460          $22,332,738
                                                                               -----------          -----------
                                                                               -----------          -----------

CHANGES IN SHARES OUTSTANDING:
   Shares sold                                                                   3,354,894            5,357,466
   Shares issued to holders in reinvestment of dividends                                --              222,220
   Shares redeemed                                                              (3,816,956)          (5,340,456)
                                                                               -----------          -----------
   Net increase (decrease)                                                        (462,062)             239,230
                                                                               -----------          -----------
                                                                               -----------          -----------

                     See notes to the financial statements.

LEUTHOLD CORE INVESTMENT FUND
FINANCIAL HIGHLIGHTS

                                          OCTOBER 1, 2003                         YEARS ENDED SEPTEMBER 30,
                                              THROUGH          ----------------------------------------------------------------
                                           MARCH 31, 2004      2003           2002           2001           2000           1999
                                           --------------      ----           ----           ----           ----           ----
                                            (UNAUDITED)
PER SHARE DATA:
Net asset value,
  beginning of period                          $13.39         $ 9.95         $10.92         $12.74         $11.12         $11.97
                                               ------         ------         ------         ------         ------         ------
Income (loss) from
  investment operations:
   Net investment income(1)<F1>                    --           0.09           0.20           0.38           0.52           0.45
   Net realized and unrealized
     gains (losses) on investments
     and short positions                         2.14           3.44          (0.97)         (1.09)          1.75           0.28
                                               ------         ------         ------         ------         ------         ------
   Total from investment
     operations                                  2.14           3.53          (0.77)         (0.71)          2.27           0.73
                                               ------         ------         ------         ------         ------         ------
Less distributions:
   From net investment income                   (0.05)         (0.09)         (0.20)         (0.37)         (0.51)         (0.44)
   In excess of net
     investment income                             --             --             --          (0.01)            --             --
   From net realized gains                         --             --             --          (0.73)         (0.14)         (1.14)
                                               ------         ------         ------         ------         ------         ------
   Total distributions                          (0.05)         (0.09)         (0.20)         (1.11)         (0.65)         (1.58)
                                               ------         ------         ------         ------         ------         ------
Net asset value, end of period                 $15.48         $13.39         $ 9.95         $10.92         $12.74         $11.12
                                               ------         ------         ------         ------         ------         ------
                                               ------         ------         ------         ------         ------         ------

Total return                                   15.96%(2)<F2>  35.60%         -7.21%         -6.16%         20.98%          6.59%

Supplemental data and ratios:
   Net assets, end of period             $486,509,080   $317,603,196   $116,363,247   $116,712,715    $87,074,651    $58,420,532
Ratio of expenses to
  average net assets:
   Before expense reimbursement(3)<F3>          1.42%(6)<F6>   1.31%          1.25%          1.25%          1.36%          1.42%
   After expense reimbursement(3)<F4>           1.42%(6)<F6>   1.31%          1.25%          1.25%          1.35%          1.35%
Ratio of net investment
  income (loss) to average net assets:
   Before expense reimbursement(4)<F4>         -0.02%(6)<F6>   0.71%          1.85%          3.00%          4.53%          3.93%
   After expense reimbursement(4)<F4>          -0.02%(6)<F6>   0.71%          1.85%          3.00%          4.54%          4.00%
Portfolio turnover rate(5)<F5>                 75.95%         89.59%        132.77%        122.21%        129.74%        159.02%

(1)<F1> Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)<F2>   Not annualized
(3)<F3> The ratio of expenses to average net assets include dividends on short positions. The before expense reimbursement and after expense reimbursement ratios excluding dividends on short positions were 1.18% and 1.18%, respectively, for the six months ended March 31, 2004, 1.21% and 1.21%, respectively, for the year ended September 30, 2003, 1.21% and 1.21%, respectively, for the year ended September 30, 2002, 1.24% and 1.24%, respectively, for the year ended September 30, 2001, 1.26% and 1.25%, respectively, for the year ended September 30, 2000 and 1.32% and 1.25%, respectively, for the year ended September 30, 1999.
(4)<F4> The net investment income (loss) ratios include dividends on short positions.
(5)<F5> The portfolio turnover ratio excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.
(6)<F6>   Annualized

                     See notes to the financial statements.

LEUTHOLD SELECT INDUSTRIES FUND
FINANCIAL HIGHLIGHTS

                                          OCTOBER 1, 2003          YEARS ENDED SEPTEMBER 30,        JUNE 19, 2000(1)<F7>
                                              THROUGH          ----------------------------------         THROUGH
                                           MARCH 31, 2004      2003           2002           2001    SEPTEMBER 30, 2000
                                           --------------      ----           ----           ----    ------------------
                                            (UNAUDITED)
PER SHARE DATA:
Net asset value, beginning of period           $10.40         $ 7.50          $9.96         $11.96         $10.00
                                               ------         ------          -----         ------         ------
Income from investment operations:
   Net investment loss(2)<F8>                   (0.09)         (0.11)         (0.15)         (0.06)         (0.01)
   Net realized and unrealized
     gains (losses) on investments               2.04           3.01          (2.31)         (1.94)          1.97
                                               ------         ------          -----         ------         ------
   Total from investment operations              1.95           2.90          (2.46)         (2.00)          1.96
                                               ------         ------          -----         ------         ------
Less distributions:
   From net investment income                      --             --             --             --(3)<F9>      --
                                               ------         ------          -----         ------         ------
   Total distributions                             --             --             --             --             --
                                               ------         ------          -----         ------         ------
Net asset value, end of period                 $12.35         $10.40          $7.50         $ 9.96         $11.96
                                               ------         ------          -----         ------         ------
                                               ------         ------          -----         ------         ------
Total return                                   18.75%(4)      38.67%(6)     -24.70%        -16.72%         19.60%(4)
                                                    <F10>          <F12>                                        <F10>

Supplemental data and ratios:
   Net assets, end of period              $21,471,672    $17,215,408    $10,141,948    $13,883,463     $2,314,133
Ratio of expenses to average net assets:
   Before expense reimbursement or recovery     1.53%(5)<F11>  1.80%          1.90%          2.22%         15.98%(5)<F11>
   After expense reimbursement or recovery      1.83%(5)<F11>  1.95%          1.95%          1.95%          1.95%(5)<F11>
Ratio of net investment loss
  to average net assets:
   Before expense reimbursement or recovery    -1.07%(5)<F11> -1.41%         -1.17%         -1.08%        -14.57%(5)<F11>
   After expense reimbursement or recovery     -1.37%(5)<F11> -1.56%         -1.22%         -0.81%         -0.54%(5)<F11>
Portfolio turnover rate                        92.17%        184.71%        383.66%        127.32%         27.11%

(1)<F7>   Commencement of operations.
(2)<F8> Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)<F9>   Less than one cent per share.
(4)<F10>  Not annualized.
(5)<F11>  Annualized.
(6)<F12> As described in Note 3 to the financial statements, during the year ended September 30, 2003, the Fund incurred certain losses as a result of a trading error. The Investment Adviser reimbursed the Fund for the amount of the loss which impacted the total return by 0.27%.

                     See notes to the financial statements.

GRIZZLY SHORT FUND
FINANCIAL HIGHLIGHTS

                                          OCTOBER 1, 2003          YEARS ENDED SEPTEMBER 30,       JUNE 19, 2000(1)<F13>
                                              THROUGH          ----------------------------------         THROUGH
                                           MARCH 31, 2004      2003           2002           2001    SEPTEMBER 30, 2000
                                           --------------      ----           ----           ----    ------------------
                                            (UNAUDITED)
PER SHARE DATA:
Net asset value, beginning of period            $8.93         $14.17         $14.74         $11.01         $10.00
                                                -----         ------         ------         ------         ------
Income from investment operations:
   Net investment income (loss)(2)<F14>         (0.09)         (0.13)         (0.05)          0.58           0.14
   Net realized and unrealized
     gains (losses) on short positions          (1.25)         (3.76)          0.67           5.57           1.00
                                                -----         ------         ------         ------         ------
   Total from investment operations             (1.34)         (3.89)          0.62           6.15           1.14
                                                -----         ------         ------         ------         ------
Less distributions:
   From net investment income                      --             --          (0.03)         (0.58)         (0.13)
   From net realized gains                         --          (1.25)         (1.16)         (1.84)            --
   Return of capital                               --          (0.10)            --             --             --
                                                -----         ------         ------         ------         ------
   Total distributions                             --          (1.35)         (1.19)         (2.42)         (0.13)
                                                -----         ------         ------         ------         ------
Net asset value, end of period                  $7.59        $  8.93         $14.17         $14.74         $11.01
                                                -----         ------         ------         ------         ------
                                                -----         ------         ------         ------         ------
Total return                                  -15.01%(3)     -29.68%          5.80%         67.79%         11.40%(3)
                                                    <F15>                                                       <F15>

Supplemental data and ratios:
   Net assets, end of period              $15,485,460    $22,332,738    $32,049,740    $19,986,043     $2,343,978
Ratio of expenses to average net assets:
   Before expense
     reimbursement or recovery(5)<F17>          3.01%(4)       3.49%          2.85%          3.92%         16.28%(4)
                                                    <F16>                                                       <F16>
   After expense
     reimbursement or recovery(5)<F17>          3.01%(4)       3.61%          3.37%          2.96%          2.75%(4)
                                                    <F16>                                                       <F16>
Ratio of net investment income (loss)
  to average net assets:
   Before expense
     reimbursement or recovery(6)<F18>         -1.99%(4)      -1.75%         -0.17%          3.79%         -5.00%(4)
                                                    <F16>                                                       <F16>
   After expense
     reimbursement or recovery(6)<F18>         -1.99%(4)      -1.87%         -0.69%          4.75%          8.53%(4)
                                                    <F16>                                                       <F16>
Portfolio turnover rate(7)<F19>                    0%             0%             0%             0%             0%

(1)<F13>  Commencement of operations.
(2)<F14> Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)<F15>  Not annualized.
(4)<F16>  Annualized.
(5)<F17> The ratio of expenses to average net assets include dividends on short positions. The before expense reimbursement or recovery and after expense reimbursement or recovery ratios excluding dividends on short positions were 1.91% and 1.91%, respectively, for the six months ended March 31, 2004, 1.95% and 2.07%, respectively, for the year ended September 30, 2003, 1.98% and 2.50%, respectively, for the year ended September 30, 2002, 3.46% and 2.50% respectively, for the year ended September 30, 2001, and 16.05% and 2.50%, respectively, for the period ended September 30, 2000.
(6)<F18> The net investment income (loss) ratios include dividends on short positions.
(7)<F19> The portfolio turnover ratios exclude purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

                     See notes to the financial statements.

LEUTHOLD CORE INVESTMENT FUND
SCHEDULE OF INVESTMENTS
MARCH 31,  2004
(UNAUDITED)

  NUMBER                                                             MARKET
 OF SHARES                                                            VALUE
 ---------                                                           ------
               COMMON STOCKS    66.70%

               ALTERNATIVE ENERGY
                 TECHNOLOGY    2.45%
    162,921    Active Power, Inc.*<F20>                           $    524,606
    181,678    Distributed Energy
                 Systems Corp.*<F20>                                   603,171
    223,807    FuelCell Energy, Inc.*<F20>                           3,034,823
    272,530    Hydrogenics Corporation*<F20>                         1,441,684
    212,517    Millennium Cell Inc.*<F20>                              378,280
    459,251    Plug Power Inc.*<F20>                                 3,545,418
    331,462    Syntroleum Corporation*<F20>                          2,369,953
                                                                  ------------
                                                                    11,897,935
                                                                  ------------

               AUTO PARTS & EQUIPMENT    0.56%
    136,754    Dana Corporation                                      2,715,934
                                                                  ------------

               AUTOMOBILE MANUFACTURERS    0.59%
     60,789    General Motors Corporation                            2,863,162
                                                                  ------------

               BIOTECHNOLOGY    8.52%
     69,067    Amgen Inc.*<F20>                                      4,017,627
    154,666    Biogen Idec Inc.*<F20>                                8,599,430
    156,761    Celgene Corporation*<F20>                             7,469,662
     74,817    Cell Genesys, Inc.*<F20>                                900,797
     88,881    Cell Therapeutics, Inc.*<F20>                           751,933
    118,917    Cepheid, Inc.*<F20>                                   1,107,117
     34,315    Cubist
                 Pharmaceuticals, Inc.*<F20>                           315,698
     13,875    Digene Corporation*<F20>                                476,745
    127,287    Encysive
                 Pharmaceuticals Inc.*<F20>                          1,308,510
     33,939    Genta Incorporated*<F20>                                356,360
     75,380    Genzyme Corporation*<F20>                             3,545,875
     42,263    Invitrogen Corporation*<F20>                          3,029,834
    136,134    Medarex, Inc.*<F20>                                   1,221,122
    257,641    Millennium
                 Pharmaceuticals, Inc.*<F20>                         4,354,133
     89,631    Nabi Biopharmaceuticals*<F20>                         1,393,762
    108,496    Nuvelo, Inc.*<F20>                                    1,362,710
     61,248    Serologicals Corporation*<F20>                        1,249,459
                                                                  ------------
                                                                    41,460,774
                                                                  ------------

               COMMUNICATION EQUIPMENT    0.88%
    116,605    Avocent Corporation*<F20>                             4,289,898
                                                                  ------------

               CONSTRUCTION & ENGINEERING    3.00%
     47,065    Chicago Bridge &
                 Iron Company N.V.                                   1,309,819
     65,253    Dycom Industries, Inc.*<F20>                          1,730,510
     65,442    Fluor Corporation                                     2,531,951
     57,192    Granite Construction
                 Incorporated                                        1,359,454
     52,315    Jacobs Engineering
                 Group Inc.*<F20>                                    2,333,249
    192,306    MasTec, Inc.*<F20>                                    1,821,138
    241,889    Quanta Services, Inc.*<F20>                           1,712,574
    165,573    The Shaw Group Inc.*<F20>                             1,794,811
                                                                  ------------
                                                                    14,593,506
                                                                  ------------

               CONSUMER ELECTRONICS    3.72%
     75,250    Garmin Ltd.                                           3,213,928
     54,505    Harman International
                 Industries, Incorporated                            4,338,598
    130,169    Koninklijke (Royal) Philips
                 Electronics N.V.                                    3,772,298
    102,419    Matsushita Electric
                 Industrial Co., Ltd.                                1,579,301
    202,852    Nam Tai Electronics, Inc.                             5,154,469
                                                                  ------------
                                                                    18,058,594
                                                                  ------------

               DEPARTMENT STORES    0.55%
     62,224    Sears, Roebuck and Co.                                2,673,143
                                                                  ------------

               DIVERSIFIED CAPITAL MARKETS    0.61%
     71,311    J.P. Morgan Chase & Co.                               2,991,496
                                                                  ------------

               ELECTRIC UTILITIES    0.57%
     84,787    American Electric
                 Power Company, Inc.                                 2,791,188
                                                                  ------------

               HEALTH CARE COST
                 CONTAINMENT    10.99%
    104,136    American Healthways, Inc.*<F20>                       2,543,001
    136,012    Caremark Rx, Inc.*<F20>                               4,522,399
    133,696    Cerner Corporation*<F20>                              6,041,722
    339,531    Cytyc Corporation*<F20>                               7,554,565
     87,568    DaVita, Inc.*<F20>                                    4,181,372
     99,945    Diagnostic Products
                 Corporation                                         4,327,619
     67,402    IDX Systems Corporation*<F20>                         2,332,109
     77,079    Laboratory Corporation
                 of America Holdings*<F20>                           3,025,351
     44,782    Medco Health Solutions, Inc.*<F20>                    1,522,588
    111,195    NeighborCare, Inc.*<F20>                              2,696,479
    101,632    Omnicare, Inc.                                        4,505,347
    222,764    OraSure Technologies, Inc.*<F20>                      2,307,835
     60,191    Pediatrix Medical
                 Group, Inc.*<F20>                                   3,792,033
    113,709    Quidel Corporation*<F20>                                749,342
     36,128    RehabCare Group, Inc.*<F20>                             718,225
     39,948    Renal Care Group, Inc.*<F20>                          1,828,020
    217,754    Trinity Biotech plc*<F20>                               827,465
                                                                  ------------
                                                                    53,475,472
                                                                  ------------

               HIGH YIELD UTILITIES    7.00%
     73,054    Ameren Corporation                                    3,367,059
    249,297    Cinergy Corp.                                        10,193,754
    102,597    Consolidated Edison, Inc.                             4,524,528
    116,156    DTE Energy Company                                    4,779,819
     74,463    Duquesne Light
                 Holdings Inc.                                       1,452,029
     99,882    Progress Energy, Inc.                                 4,702,445
    342,775    TECO Energy, Inc.                                     5,014,798
                                                                  ------------
                                                                    34,034,432
                                                                  ------------

               INDUSTRIAL METALS    8.38%
     95,631    Alcan Inc.                                            4,283,312
    149,896    Alcoa Inc.                                            5,199,892
     26,440    Apex Silver Mines Limited*<F20>                         596,486
    467,914    BHP Billiton Limited                                  8,787,425
    162,243    Freeport-McMoRan
                 Copper & Gold, Inc.                                 6,342,079
    343,552    Hecla Mining Company*<F20>                            2,889,272
    214,569    Inco Limited*<F20>                                    7,430,524
     52,402    Phelps Dodge Corporation*<F20>                        4,279,147
     24,156    Southern Peru
                 Copper Corporation                                    977,110
                                                                  ------------
                                                                    40,785,247
                                                                  ------------

               IT CONSULTING & SERVICES    4.01%
    109,946    Accenture Ltd.*<F20>                                  2,726,661
    310,490    BearingPoint, Inc.*<F20>                              3,328,453
    437,225    CIBER, Inc.*<F20>                                     4,809,475
     16,304    Infosys Technologies Limited                          1,332,037
     30,237    International Business
                 Machines Corporation                                2,776,966
    749,296    Sapient Corporation*<F20>                             4,518,255
                                                                  ------------
                                                                    19,491,847
                                                                  ------------

               MANAGED HEALTH CARE    0.67%
     81,937    PacifiCare Health
                 Systems, Inc.*<F20>                                 3,240,608
                                                                  ------------

               OIL & GAS EXPLORATION
                 & PRODUCTION    5.22%
    278,352    Chesapeake Energy
                 Corporation                                         3,729,917
     39,511    Equitable Resources, Inc.                             1,755,079
    107,244    Evergreen Resources, Inc.*<F20>                       3,683,831
     73,496    Newfield Exploration
                 Company*<F20>                                       3,522,663
     78,467    Noble Energy, Inc.                                    3,695,796
     65,563    Nuevo Energy Company*<F20>                            2,134,731
     99,998    Pioneer Natural
                 Resources Company                                   3,229,935
    101,948    Spinnaker Exploration
                 Company*<F20>                                       3,661,972
                                                                  ------------
                                                                    25,413,924
                                                                  ------------

               OIL & GAS REFINING,  MARKETING
                 & TRANSPORTATION    0.31%
     21,938    Teekay Shipping
                 Corporation                                         1,511,528
                                                                  ------------

               PHARMACEUTICALS - GENERIC    1.47%
    113,069    Teva Pharmaceutical
                 Industries Ltd.                                     7,169,705
                                                                  ------------

               PROPERTY & CASUALTY
                 INSURANCE    0.57%
     65,062    ACE Limited                                           2,775,545
                                                                  ------------

               REINSURANCE    0.29%
     27,622    RenaissanceRe
                 Holdings Ltd.                                       1,436,344
                                                                  ------------

               UNREGULATED POWER
                 PRODUCERS    6.34%
    681,794    The AES Corporation*<F20>                             5,815,703
     45,191    Cleco Corporation                                       859,985
    233,648    DPL Inc.                                              4,380,900
  1,316,887    Dynegy Inc.*<F20>                                     5,214,873
    184,969    ONEOK, Inc.                                           4,171,051
     29,627    PPL Corporation                                       1,350,991
    509,281    Reliant Resources, Inc.*<F20>                         4,181,197
    508,717    The Williams
                 Companies, Inc.                                     4,868,422
                                                                  ------------
                                                                    30,843,122
                                                                  ------------

               Total Common Stocks
                 (Cost $286,442,295)                               324,513,404
                                                                  ------------

               INVESTMENT
                 COMPANIES    9.50%

               EMERGING COUNTRY
                 FUNDS    7.53%

               CHINA - 1.24%
    325,195    Matthews China Fund                                   4,754,344
     68,578    Templeton China
                 World Fund, Inc.                                    1,259,778
                                                                  ------------
                                                                     6,014,122
                                                                  ------------

               EMERGING EUROPE    0.58%
    107,066    US Global Investors
                 Accolade Funds - Eastern
                 European Fund                                       2,802,985
                                                                  ------------

               LATIN AMERICA    1.17%
     13,416    Brazil Fund, Inc.                                       317,557
    240,590    Fidelity Latin
                 America Fund                                        3,962,513
    112,969    T. Rowe Price Latin
                 America Fund                                        1,414,378
                                                                  ------------
                                                                     5,694,448
                                                                  ------------

               OTHER EMERGING FUNDS    0.49%
     13,670    iShares MSCI Emerging
                 Markets Index Fund                                  2,399,085
                                                                  ------------

               RUSSIA    1.30%
    228,080    ING Russia Fund                                       6,324,654
                                                                  ------------

               SOUTHEAST ASIA    2.75%
    143,283    Acadian Emerging
                 Markets Portfolio                                   2,518,918
     11,239    Asia Tigers Fund, Inc.                                  121,156
    188,237    Delaware Pooled Trust -
                 The Emerging
                 Markets Portfolio                                   2,360,497
        507    Fidelity Advisor
                 Emerging Asia Fund                                      7,373
    102,712    iShares MSCI Malaysia
                 Index Fund                                            748,770
     87,864    Korea Fund, Inc.                                      1,871,503
    204,975    Matthews Pacific Tiger Fund                           2,804,064
    141,877    Nicholas Applegate
                 Emerging Countries Fund                             2,294,148
     46,903    Taiwan Fund, Inc.                                       637,881
                                                                  ------------
                                                                    13,364,310
                                                                  ------------

               BOND FUNDS    1.97%

               HIGH YIELD BOND FUNDS    1.97%
    181,111    Strong High-Yield
                 Bond Fund                                           1,399,992
  1,166,037    T. Rowe Price High
                 Yield Fund                                          8,208,896
                                                                  ------------
                                                                     9,608,888
                                                                  ------------
               Total Investment
                 Companies
                 (Cost $35,495,075)                                 46,208,492
                                                                  ------------

               PHYSICAL INDUSTRIAL
                 METALS    6.71%
   TONS
   ----
               PREPAID FORWARD CONTRACTS+<F22>    5.08%
      3,550    Aluminum                                              6,027,900
      2,425    Copper                                                6,734,225
      2,150    Lead                                                  1,621,100
        270    Nickel                                                3,526,200
        240    Tin                                                   1,954,080
      4,400    Zinc                                                  4,881,800
                                                                  ------------
                                                                    24,745,305
                                                                  ------------

               PHYSICAL METALS    1.63%
        375    Aluminum                                                641,250
        250    Copper                                                  769,000
        250    Lead                                                    206,313
         24    Nickel                                                  336,528
         25    Tin                                                     214,625
        500    Zinc                                                    546,950
                                                                  ------------
                                                                     2,714,666
                                                                  ------------

   OUNCES
   ------
      7,000    Palladium                                             1,991,500
    411,000    Silver                                                3,216,075
                                                                  ------------
                                                                     5,207,575
                                                                  ------------
               Total Physical
                 Industrial Metals
                 (Cost $29,347,515)                                 32,667,546
                                                                  ------------

 PRINCIPAL
   AMOUNT
 ---------
               SHORT-TERM
                 INVESTMENTS    5.37%

               DISCOUNT NOTE    4.68%
$22,751,000    FHLB Disc Note,
                 0.750%, 4/01/2004                                  22,751,000
                                                                  ------------

               VARIABLE RATE
                 DEMAND NOTE    0.69%
  3,370,399    U.S. Bank, N.A., 0.840% #<F21>                        3,370,399
                                                                  ------------
               Total Short-Term
                 Investments
                 (Cost $26,121,399)                                 26,121,399
                                                                  ------------
               TOTAL INVESTMENTS
                 88.28%
                 (COST $377,406,284)                               429,510,841
                                                                  ------------
               Other Assets less
                 Liabilities    11.72%                              56,998,239
                                                                  ------------
               TOTAL NET ASSETS
                 100.00%                                          $486,509,080
                                                                  ------------
                                                                  ------------

*<F20>  Non-income producing security.
#<F21> Variable rate security. The rate listed is as of 3/31/04. +<F22> See Note 1b in notes to the financial statements.

                     See notes to the financial statements.

LEUTHOLD CORE INVESTMENT FUND
SECURITIES SOLD SHORT
MARCH 31,  2004
(UNAUDITED)

 PRINCIPAL                                                            MARKET
   AMOUNT                                                              VALUE
 ---------                                                            ------
               U.S.  TREASURIES
$17,798,000    U.S. Treasury Bond,
                 4.875%, 2/15/2012                                 $19,428,332
 10,465,000    U.S. Treasury Bond,
                 0.000%, 2/15/2014                                   6,950,197
  7,980,000    U.S. Treasury Bond,
                 0.000%, 5/15/2017                                   4,365,531
  9,090,000    U.S. Treasury Note,
                 3.875%, 2/15/2013                                   9,213,570
                                                                   -----------
               Total U.S.  Treasuries                               39,957,630
                                                                   -----------
               TOTAL SECURITIES SOLD
                 SHORT (PROCEEDS
                 $39,075,990)                                      $39,957,630
                                                                   -----------
                                                                   -----------

                     See notes to the financial statements.

LEUTHOLD SELECT INDUSTRIES FUND
SCHEDULE OF INVESTMENTS
MARCH 31,  2004
(UNAUDITED)

  NUMBER                                                              MARKET
OF SHARES                                                              VALUE
---------                                                             ------
               COMMON STOCKS    99.48%

               ALTERNATIVE ENERGY
                 TECHNOLOGY    4.07%
  11,957       Active Power, Inc.*<F23>                            $    38,501
  13,340       Distributed Energy
                 Systems Corp.*<F23>                                    44,289
  16,457       FuelCell Energy, Inc.*<F23>                             223,157
  20,040       Hydrogenics Corporation*<F23>                           106,012
  15,597       Millennium Cell Inc.*<F23>                               27,763
  33,706       Plug Power Inc.*<F23>                                   260,210
  24,374       Syntroleum Corporation*<F23>                            174,274
                                                                   -----------
                                                                       874,206
                                                                   -----------

               AUTO PARTS & EQUIPMENT    0.93%
  10,056       Dana Corporation                                        199,712
                                                                   -----------

               AUTOMOBILE MANUFACTURERS    0.98%
   4,470       General Motors Corporation                              210,537
                                                                   -----------

               BIOTECHNOLOGY    14.20%
   5,080       Amgen Inc.*<F23>                                        295,504
  11,351       Biogen Idec Inc.*<F23>                                  631,116
  11,533       Celgene Corporation*<F23>                               549,547
   5,504       Cell Genesys, Inc.*<F23>                                 66,268
   6,536       Cell Therapeutics, Inc.*<F23>                            55,295
   8,749       Cepheid, Inc.*<F23>                                      81,453
   2,525       Cubist
                 Pharmaceuticals, Inc.*<F23>                            23,230
   1,020       Digene Corporation*<F23>                                 35,047
   9,364       Encysive
                 Pharmaceuticals Inc.*<F23>                             96,262
   2,498       Genta Incorporated*<F23>                                 26,229
   5,546       Genzyme Corporation*<F23>                               260,884
   3,109       Invitrogen Corporation*<F23>                            222,884
  10,016       Medarex, Inc. *<F23>                                     89,843
  18,954       Millennium
                 Pharmaceuticals, Inc.*<F23>                           320,323
   6,594       Nabi Biopharmaceuticals*<F23>                           102,537
   7,980       Nuvelo, Inc.*<F23>                                      100,229
   4,507       Serologicals Corporation*<F23>                           91,943
                                                                   -----------
                                                                     3,048,594
                                                                   -----------

               COMMUNICATION EQUIPMENT    1.47%
   8,557       Avocent Corporation*<F23>                               314,812
                                                                   -----------

               CONSTRUCTION & ENGINEERING    5.00%
   3,463       Chicago Bridge &
                 Iron Company N.V.                                      96,375
   4,800       Dycom Industries, Inc.*<F23>                            127,296
   4,814       Fluor Corporation                                       186,254
   4,208       Granite Construction
                 Incorporated                                          100,024
   3,849       Jacobs Engineering
                 Group Inc.*<F23>                                      171,665
  14,148       MasTec, Inc.*<F23>                                      133,982
  17,795       Quanta Services, Inc.*<F23>                             125,989
  12,182       The Shaw Group Inc.*<F23>                               132,053
                                                                   -----------
                                                                     1,073,638
                                                                   -----------

               CONSUMER ELECTRONICS    6.19%
   5,537       Garmin Ltd.                                             236,485
   4,010       Harman International
                 Industries, Incorporated                              319,196
   9,576       Koninklijke (Royal)
                 Philips Electronics N.V.                              277,512
   7,534       Matsushita Electric
                 Industrial Co., Ltd.                                  116,174
  14,923       Nam Tai Electronics, Inc.                               379,193
                                                                   -----------
                                                                     1,328,560
                                                                   -----------

               DEPARTMENT STORES    0.91%
   4,575       Sears, Roebuck and Co.                                  196,542
                                                                   -----------

               DIVERSIFIED CAPITAL MARKETS    1.02%
   5,244       J.P. Morgan Chase & Co.                                 219,986
                                                                   -----------

               ELECTRIC UTILITIES    0.96%
   6,235       American Electric
                 Power Company, Inc.                                   205,256
                                                                   -----------

               HEALTH CARE COST
                 CONTAINMENT    18.31%
   7,657       American Healthways, Inc.*<F23>                         186,984
  10,002       Caremark Rx, Inc.*<F23>                                 332,566
   9,835       Cerner Corporation*<F23>                                444,444
  24,961       Cytyc Corporation*<F23>                                 555,382
   6,442       DaVita, Inc.*<F23>                                      307,605
   7,352       Diagnostic Products
                 Corporation                                           318,342
   4,956       IDX Systems Corporation*<F23>                           171,478
   5,670       Laboratory Corporation
                 of America Holdings*<F23>                             222,547
   3,294       Medco Health Solutions, Inc.*<F23>                      111,996
   8,180       NeighborCare, Inc.*<F23>                                198,365
   7,478       Omnicare, Inc.                                          331,500
  16,388       OraSure Technologies, Inc.*<F23>                        169,780
   4,427       Pediatrix Medical
                 Group, Inc.*<F23>                                     278,901
   8,361       Quidel Corporation*<F23>                                 55,099
   2,651       RehabCare Group, Inc.*<F23>                              52,702
   2,931       Renal Care Group, Inc.*<F23>                            134,123
  16,013       Trinity Biotech plc*<F23>                                60,849
                                                                   -----------
                                                                     3,932,663
                                                                   -----------

               INDUSTRIAL METALS    13.97%
   7,034       Alcan Inc.                                              315,053
  11,028       Alcoa Inc.                                              382,561
   1,945       Apex Silver Mines Limited*<F23>                          43,879
  34,424       BHP Billiton Limited                                    646,483
  11,936       Freeport-McMoRan
                 Copper & Gold, Inc.                                   466,578
  25,274       Hecla Mining Company*<F23>                              212,554
  15,785       Inco Limited*<F23>                                      546,635
   3,855       Phelps Dodge Corporation*<F23>                          314,799
   1,777       Southern Peru Copper
                 Corporation                                            71,880
                                                                   -----------
                                                                     3,000,422
                                                                   -----------

               IT CONSULTING & SERVICES    6.68%
   8,088       Accenture Ltd.*<F23>                                    200,582
  22,843       BearingPoint, Inc.*<F23>                                244,877
  32,166       CIBER, Inc.*<F23>                                       353,826
   1,197       Infosys Technologies Limited                             97,795
   2,225       International Business
                 Machines Corporation                                  204,344
  55,125       Sapient Corporation*<F23>                               332,404
                                                                   -----------
                                                                     1,433,828
                                                                   -----------

               MANAGED HEALTH CARE    1.11%
   6,026       PacifiCare Health
                 Systems, Inc.*<F23>                                   238,328
                                                                   -----------

               OIL & GAS EXPLORATION
                 & PRODUCTION    8.69%
  20,430       Chesapeake Energy
                 Corporation                                           273,762
   2,900       Equitable Resources, Inc.                               128,818
   7,871       Evergreen Resources, Inc.*<F23>                         270,369
   5,393       Newfield Exploration
                 Company*<F23>                                         258,486
   5,759       Noble Energy, Inc.                                      271,249
   4,812       Nuevo Energy Company*<F23>                              156,679
   7,352       Pioneer Natural Resources
                 Company                                               237,470
   7,485       Spinnaker Exploration
                 Company*<F23>                                         268,861
                                                                   -----------
                                                                     1,865,694
                                                                   -----------

               OIL & GAS REFINING,  MARKETING
                 & TRANSPORTATION    0.52%
   1,613       Teekay Shipping Corporation                             111,136
                                                                   -----------

               PHARMACEUTICALS - GENERIC    2.46%
   8,317       Teva Pharmaceutical
                 Industries Ltd.                                       527,381
                                                                   -----------

               PROPERTY & CASUALTY
                 INSURANCE    0.95%
   4,784       ACE Limited                                             204,085
                                                                   -----------

               REINSURANCE    0.49%
   2,032       RenaissanceRe Holdings Ltd.                             105,664
                                                                   -----------

               UNREGULATED POWER
                 PRODUCERS    10.57%
  50,158       The AES Corporation*<F23>                               427,848
   3,325       Cleco Corporation                                        63,275
  17,188       DPL Inc.                                                322,275
  96,881       Dynegy Inc.*<F23>                                       383,649
  13,607       ONEOK, Inc.                                             306,838
   2,179       PPL Corporation                                          99,362
  37,467       Reliant Resources, Inc.*<F23>                           307,604
  37,426       The Williams Companies, Inc.                            358,167
                                                                   -----------
                                                                     2,269,018
                                                                   -----------
               Total Common Stocks
                 (Cost $18,418,514)                                 21,360,062
                                                                   -----------

PRINCIPAL
  AMOUNT
---------
               SHORT-TERM
                 INVESTMENTS    0.19%
 $   650       FCASH, 0.730%#<F24>                                         650
  41,033       U.S. Bank, N.A., 0.840%#<F24>                            41,033
                                                                   -----------
               Total Short-Term
                 Investments (Cost $41,683)                             41,683
                                                                   -----------
               TOTAL INVESTMENTS
                 99.67%
                 (COST $18,460,197)                                 21,401,745
                                                                   -----------
               Other Assets less
                 Liabilities    0.33%                                   69,927
                                                                   -----------
               TOTAL NET ASSETS
                   100.00%                                         $21,471,672
                                                                   -----------
                                                                   -----------

*<F23>  Non-income producing security.
#<F24>  Variable rate security.  The rates listed are as of 3/31/04.

                     See notes to the financial statements.

GRIZZLY SHORT FUND
SECURITIES SOLD SHORT
MARCH 31,  2004
(UNAUDITED)

  NUMBER                                                              MARKET
OF SHARES                                                             VALUE
---------                                                             ------
               COMMON STOCKS    102.39%

               AEROSPACE & DEFENSE    2.01%
   7,569       The Boeing Company                                  $   310,859
                                                                   -----------

               AIR FREIGHT & COURIERS    2.22%
   8,696       Expeditors International
                 Washington, Inc.                                      343,405
                                                                   -----------

               AIRLINES    1.73%
  26,484       Northwest Airlines
                 Corporation*<F25>                                     267,753
                                                                   -----------

               APPLICATION SOFTWARE    4.53%
  21,851       Mentor Graphics
                 Corporation*<F25>                                     389,385
   6,952       Mercury Interactive
                 Corporation*<F25>                                     311,450
                                                                   -----------
                                                                       700,835
                                                                   -----------

               BANKS - DIVERSIFIED    4.32%
   4,119       Bank of America Corporation                             333,557
  12,137       U.S. Bancorp                                            335,588
                                                                   -----------
                                                                       669,145
                                                                   -----------

               BANKS - REGIONAL    1.84%
  11,646       Synovus Financial Corp.                                 284,745
                                                                   -----------

               BIOTECHNOLOGY    1.89%
  12,358       Amylin
                 Pharmaceuticals, Inc.*<F25>                           292,761
                                                                   -----------

               BROADCASTING & CABLE TV    9.34%
  13,107       Cablevision Systems
                 New York Group*<F25>                                  299,888
   8,974       Cox Communications, Inc.*<F25>                          283,578
  14,612       Cumulus Media Inc.*<F25>                                292,094
   8,783       EchoStar Communications
                 Corporation*<F25>                                     287,643
  15,292       Radio One, Inc.*<F25>                                   282,902
                                                                   -----------
                                                                     1,446,105
                                                                   -----------

               CATALOG RETAIL    2.10%
  10,307       IAC/InterActiveCorp*<F25>                               325,598
                                                                   -----------

               DATA PROCESSING &
                 OUTSOURCED SERVICES    6.18%
   7,741       Automatic Data Processing, Inc.                         325,122
   7,124       First Data Corporation                                  300,348
   9,322       Paychex, Inc.                                           331,863
                                                                   -----------
                                                                       957,333
                                                                   -----------

               DEPARTMENT STORES    2.11%
  17,070       Dillard's, Inc.                                         327,061
                                                                   -----------

               ELECTRONIC EQUIPMENT
                 MANUFACTURERS    1.81%
  50,690       Solectron Corporation*<F25>                             280,316
                                                                   -----------

               ELECTRONIC MANUFACTURING
                 SERVICES    3.79%
  19,154       Celestica Inc.*<F25>                                    314,125
  18,981       KEMET Corporation*<F25>                                 272,188
                                                                   -----------
                                                                       586,313
                                                                   -----------

               EMPLOYMENT SERVICES    2.15%
  12,727       Monster Worldwide Inc.*<F25>                            333,447
                                                                   -----------

               HOTELS    4.68%
  20,646       Hilton Hotels Corporation                               335,498
   9,616       Starwood Hotels &
                 Resorts Worldwide, Inc.                               389,448
                                                                   -----------
                                                                       724,946
                                                                   -----------

               HOUSEWARES & SPECIALTIES    1.78%
  11,857       Newell Rubbermaid Inc.                                  275,082
                                                                   -----------

               INSURANCE BROKERS    2.11%
  10,046       Arthur J. Gallagher & Co.                               327,198
                                                                   -----------

               INTEGRATED  TELECOM SERVICES    1.87%
   5,792       ALLTEL Corporation                                      288,963
                                                                   -----------

               INTERNET SOFTWARE
                 & SERVICES    2.06%
  19,232       VeriSign, Inc.*<F25>                                    319,059
                                                                   -----------

               INVESTMENT BANKING
                 & BROKERAGE    1.99%
  26,561       The Charles Schwab
                 Corporation                                           308,373
                                                                   -----------

               MULTI-LINE INSURANCE    2.15%
   5,236       The Hartford Financial
                 Services Group, Inc.                                  333,533
                                                                   -----------

               OIL & GAS DRILLING    4.24%
  13,843       Diamond Offshore
                 Drilling, Inc.                                        334,862
  11,556       Transocean Inc.                                         322,297
                                                                   -----------
                                                                       657,159
                                                                   -----------

               OIL & GAS EQUIPMENT
                 & SERVICES    2.10%
  26,939       Hanover Compressor
                 Company*<F25>                                         325,693
                                                                   -----------

               PAPER PACKAGING    4.17%
  15,413       Packaging Corp of America                               347,717
  16,936       Smurfit-Stone Container
                 Corporation*<F25>                                     297,904
                                                                   -----------
                                                                       645,621
                                                                   -----------

               PAPER PRODUCTS    4.27%
   8,046       Bowater Incorporated                                    351,047
  10,939       MeadWestvaco Corporation                                309,464
                                                                   -----------
                                                                       660,511
                                                                   -----------

               PHARMACEUTICALS    1.87%
  10,132       NPS Pharmaceuticals, Inc.*<F25>                         289,269
                                                                   -----------

               PROPERTY & CASUALTY
                 INSURANCE    1.90%
  10,696       CNA Financial Corporation*<F25>                         294,782
                                                                   -----------

               PUBLISHING & PRINTING    2.27%
   7,330       Dow Jones & Company, Inc.                               351,180
                                                                   -----------

               RAILROADS    1.93%
   9,853       CSX Corporation                                         298,447
                                                                   -----------

               REAL ESTATE INVESTMENT
                 TRUSTS    2.22%
  26,939       Host Marriott Corporation*<F25>                         344,281
                                                                   -----------

               SEMICONDUCTORS    1.80%
  31,992       Lattice Semiconductor
                 Corporation*<F25>                                     279,290
                                                                   -----------

               SPECIALTY CHEMICALS    4.50%
  13,101       Ferro Corporation                                       342,591
   8,879       Rohm and Haas Company                                   353,739
                                                                   -----------
                                                                       696,330
                                                                   -----------

               SPECIALTY STORES    2.34%
  19,267       Office Depot, Inc.*<F25>                                362,605
                                                                   -----------

               SYSTEMS SOFTWARE    1.97%
  16,904       Network Associates, Inc.*<F25>                          304,272
                                                                   -----------

               WIRELESS TELECOM SERVICES    4.15%
  30,764       American Tower Corporation*<F25>                        349,172
   4,141       Telephone and Data
                 Systems, Inc.                                         293,473
                                                                   -----------
                                                                       642,645
                                                                   -----------
               Total Securities Sold Short
                 (Proceeds $16,052,464)                            $15,854,915
                                                                   -----------
                                                                   -----------

*<F25>  Non-income producing security.

                     See notes to the financial statements.

NOTES TO THE FINANCIAL STATEMENTS

1.   ORGANIZATION AND SIGNIFICANT
     ACCOUNTING POLICIES

     Leuthold Funds, Inc. (the "Company") was incorporated on August 30, 1995, as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940. The Company consists of three series (the "Funds"): Leuthold Core Investment Fund, Leuthold Select Industries Fund and Grizzly Short Fund. The investment objective of the Leuthold Core Investment Fund is to seek total return consistent with prudent investment risk over the long term. The investment objective of the Leuthold Select Industries Fund and Grizzly Short Fund is capital appreciation. The Leuthold Core Investment Fund commenced operations on November 20, 1995 and the Leuthold Select Industries Fund and Grizzly Short Fund commenced operations on June 19, 2000.

     The following is a summary of significant accounting policies consistently followed by the Funds.

     a) Investment Valuation - Common stocks and closed-end investment companies that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. Options and securities which are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid prices. Securities sold short which are listed on an exchange but which are not traded on the valuation date are valued at the average of the current bid and asked prices. Securities sold short which are not listed on an exchange but for which market quotations are readily available are valued at the average of the current bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Debt securities are valued at the latest bid prices furnished by independent pricing services. Other assets, including investments in open-end investment companies, and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Directors. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market.

     b) The Leuthold Core Investment Fund may enter into physical industrial metals forward contracts obligating the Fund to receive physical industrial metals at a specified future date. Forward contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the closing price of the physical industrial metals and the closing forward value applied to the face amount of the contract. A realized gain or loss is recorded at the time the metals received from the forward contract are sold.

     c) Federal Income Taxes - Provision for federal income taxes or excise taxes has not been made since the Funds have elected to be taxed as "regulated investment companies" and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. The tax character of distributions paid during the fiscal year ended September 30, 2003 was as follows:

                                                     2003
                                    ------------------------------------
                                                    RETURN
                                    ORDINARY          OF
                                     INCOME        CAPITAL         TOTAL
                                    --------       -------         -----
          Leuthold Core
            Investment Fund        $1,218,285           --       $1,218,285
          Leuthold Select
            Industries Fund                --           --               --
          Grizzly Short Fund        2,503,486     $245,686        2,749,172

          At September 30, 2003, the components of accumulated earnings (deficit) on a tax basis were as follows:

                                    LEUTHOLD       LEUTHOLD
                                      CORE          SELECT        GRIZZLY
                                   INVESTMENT     INDUSTRIES       SHORT
                                      FUND           FUND           FUND
                                   ----------     ----------      -------
          Undistributed
            ordinary income       $ 1,464,815             --             --
          Undistributed
            long-term
            capital gain                   --             --             --
                                  -----------    -----------    -----------
          Distributable
            earnings                1,464,815             --             --
          Capital loss
            carryover and
            post-October
            losses                (11,812,466)   $(5,756,601)   $(3,076,516)
          Unrealized
            appreciation           43,542,652      3,365,613        139,115
                                  -----------    -----------    -----------
          Accumulated
            earnings (deficit)    $33,195,001    $(2,390,988)   $(2,937,401)
                                  -----------    -----------    -----------
                                  -----------    -----------    -----------

          Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. Accounting principles generally accepted in the United States ("GAAP") requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

          The Funds intend to utilize provisions of the federal income tax laws which allow the Funds to carry realized capital losses forward for eight years following the year of loss and offset such losses against any future realized capital gains. At September 30, 2003, the Funds had the following capital loss carryforwards available for federal income tax purposes.

                                 LEUTHOLD          LEUTHOLD
                                   CORE             SELECT
                                INVESTMENT        INDUSTRIES
          EXPIRATION DATE          FUND              FUND
          ---------------       ----------        ----------
          2009                          --        $    5,714
          2010                  $4,580,307         1,007,016
          2011                   7,015,910         3,891,195

          The Funds also intend to defer and treat the following post-October losses incurred during the period from November 1, 2002 to September 30, 2003 as arising in the fiscal year ending September 30, 2004:

                                                      POST-OCTOBER
                                                     LOSS DEFERRED
                                                     -------------
          Leuthold Core Investment Fund                $  216,247
          Leuthold Select Industries Fund                 852,676
          Grizzly Short Fund                            3,076,516

     d) Distributions to Shareholders - Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually.

     e) Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     f) Short Positions - For financial statement purposes, an amount equal to the settlement amount is included in the Statements of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statements of Assets and Liabilities. The Funds are liable for any dividends or interest payable on securities while those securities are in a short position. As collateral for its short positions, the Funds are required under the Investment Company Act of 1940 to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are valued consistent with Note 1a above. These segregated assets are required to be adjusted daily to reflect changes in the market value of the securities sold short. The Leuthold Core Investment Fund and Grizzly Short Fund's receivable from broker for proceeds on securities sold short is with one major security dealer. The Funds do not require this broker to maintain collateral in support of the receivable from broker for proceeds on securities sold short.

     g) Other - Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds, and interest income is recognized on an accrual basis. Discounts and premiums on bonds are amortized over the life of the respective bond.

     h) Expenses - Expenses that directly relate to one of the Funds are charged directly to that Fund. Other operating expenses of the Company, such as directors fees and expenses, insurance expense, audit fees and legal fees are allocated between the three series of the Company based on the relative net asset value of the individual series.

2.   INVESTMENT  TRANSACTIONS

     Purchases and sales of investment securities, other than short-term investments and short sales, for the six months ended March 31, 2004 are summarized below. There were no purchases or sales of long-term U.S. Government Securities.

                                             PURCHASES           SALES
                                             ---------           -----
     Leuthold Core Investment Fund         $319,638,414      $281,064,971
     Leuthold Select Industries Fund         20,485,709        19,576,551
     Grizzly Short Fund                              --                --

     At March 31, 2004, gross unrealized appreciation and depreciation of investments and cost of investments (excluding short positions) for tax purposes were as follows:

                               LEUTHOLD          LEUTHOLD
                                 CORE             SELECT           GRIZZLY
                              INVESTMENT        INDUSTRIES          SHORT
                                 FUND              FUND              FUND
                              ----------        ----------         -------
     Cost of
       Investments          $378,791,995        $18,670,869               --
                            ------------        -----------       ----------
     Appreciation           $ 61,155,770        $ 3,512,210               --
     Depreciation            (10,436,924)          (781,334)              --
                            ------------        -----------       ----------
     Net unrealized
       appreciation         $ 50,718,846        $ 2,730,876               --
                            ------------        -----------       ----------
                            ------------        -----------       ----------

     The differences between book and tax basis unrealized appreciation (depreciation) are primarily attributable to the tax deferral of losses on wash sales and mark-to-market adjustments on Passive Foreign Investment Companies (PFIC's).

3.   INVESTMENT ADVISORY AND OTHER AGREEMENTS

     The Funds have entered into Investment Advisory Agreements with Leuthold Weeden Capital Management, LLC. Pursuant to its advisory agreements with the Funds, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at annual rates of 0.90%, 1.00% and 1.25%, for the Leuthold Core Investment Fund, Leuthold Select Industries Fund and Grizzly Short Fund, respectively, as applied to each Fund's daily net assets.

     The Investment Adviser has agreed to waive its advisory fee and/or reimburse the Funds' other expenses, including organization expenses, to the extent necessary to ensure that the Funds' total operating expenses (exclusive of interest, taxes, brokerage commissions, dividends and interest on short positions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) do not exceed the following rates, based on each Fund's average daily net assets:

     Leuthold Core Investment Fund               1.25%
     Leuthold Select Industries Fund             1.60%1<F26>
     Grizzly Short Fund                          2.50%

     1<F26> Effective February 1, 2004 the expense limitation cap of the Leuthold Select Industries Fund was reduced from 1.95% to 1.60%.

     Any waiver or reimbursement is subject to later adjustments to allow the Investment Adviser to recoup amounts previously waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund's expense limitation cap, provided, however, that the Investment Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. Waived/reimbursed expenses subject to potential recovery by year of expiration are as follows:

                        LEUTHOLD SELECT INDUSTRIES FUND
     YEAR OF EXPIRATION                                 RECOVERABLE AMOUNT
     ------------------                                 ------------------
     9/30/04                                                 $41,940
     9/30/05                                                   7,400
     9/30/06                                                   2,419

     U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds.

     For the six months ended March 31, 2004, the Leuthold Core Investment Fund, Leuthold Select Industries Fund and Grizzly Short Fund paid Weeden & Co., L.P., an affiliate of the Adviser, $1,029,530, $45,097 and $81,280, respectively, of brokerage commissions.

     During the year ended September 30, 2003, the Leuthold Select Industries Fund received a reimbursement from the Investment Adviser related to certain losses incurred as a result of a trading error. The amount of the loss and corresponding reimbursement was $34,914 or $0.02 per share based on shares outstanding as of September 30, 2003.

ADDITIONAL INFORMATION

1.   SHAREHOLDER NOTIFICATION OF FEDERAL TAX STATUS (UNAUDITED)

     The Leuthold Core Investment Fund designates $224,230 (18.41%) of dividends declared during the fiscal year ended September 30, 2003 as dividends qualifying for the dividends received deduction available to corporate shareholders.

     For the fiscal year ended September 30, 2003, certain dividends paid by the Leuthold Core Investment Fund may be subject to a maximum tax rate of 15% ("qualified income"), as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate $401,097 (19.00%) of dividends declared after December 31, 2002 from net investment income as qualified income. Complete information will be computed and reported in conjunction with your 2003 Form 1099-DIV.

2.   ADDITIONAL DISCLOSURE REGARDING FUND DIRECTORS AND OFFICERS (UNAUDITED)

INDEPENDENT DIRECTORS

                                                                                                          # of
                                                                                                      Portfolios in      Other
                       Position(s)     Term of Office                                                 Fund Complex   Directorships
      Name, Age         Held with       and Length of            Principal Occupation                  Overseen By      Held by
     and Address       the Company       Time Served            During Past Five Years                  Director       Director
     -----------       -----------     --------------           ----------------------                ------------   -------------
John S. Chipman (78)    Director        Indefinite Term,  Professor of Economics at the University of       3        None
2121 W. 49th Street                     7 Years Served    Minnesota since 1981.  Guest Professor at the
Minneapolis, MN 55409                                     University of Konstanz, Germany from 1986
                                                          to 1991 and was awarded an honorary doctorate
                                                          from such institution in 1991.

Lawrence L. Horsch (69) Director        Indefinite Term,  Member of the Board of Directors of Boston        3        Chairman of
1404 Hilltop Ridge                      7 Years Served    Scientific Corp., a public company engaged in              the Board of
Houlton, WI 54082                                         developing,  producing and marketing medical               Directors of
                                                          devices from February, 1995 to May 2003. Mr.               Medical/CV
                                                          Horsch served in various capacities with SCIMED            Inc.
                                                          Life Systems, Inc., including Acting Chief Financial
                                                          Officer from 1994 to 1995, Chairman of the Board
                                                          from 1977 to 1994, and as a director from 1977 to
                                                          1995.  He has also served as Chairman of Eagle
                                                          Management & Financial Corp., a management
                                                          consulting firm, since 1990.

Paul M. Kelnberger (61) Director        Indefinite Term,  Consultant; Partner,  Johnson, West & Co., PLC,   3        None
8208 Galway Road                        7 Years Served    from 1975 to 2002.
Woodbury, MN 55125

INTERESTED DIRECTORS (AND OFFICERS)

                                                                                                          # of
                                                                                                      Portfolios in     Other
                        Position(s)    Term of Office                                                 Fund Complex   Trusteeships
      Name, Age          Held with      and Length of            Principal Occupation                  Overseen By     Held by
     and Address         the Trust       Time Served            During Past Five Years                   Trustee       Trustee
     -----------        -----------    --------------           ----------------------                ------------   ------------
Steven C. Leuthold (66) Director,       Indefinite Term,  Chief executive officer of the managing member    3        None
100 N. Sixth Street     President       7 Years Served    of Leuthold Weeden Capital Management, LLC
Suite 412A              and Treasurer                     (the "Adviser").  He has also been a Portfolio
Minneapolis, MN 55403                                     Manager for the predecessors to the Adviser,
                                                          Leuthold & Anderson, Inc. (since 1987) and
                                                          Leuthold, Weeden & Associates, L.P. (since 1991).

Edward C. Favreau (52)  Director and    Indefinite Term,  Manager of Marketing and Sales of the Adviser     3        None
100 N. Sixth Street     Vice President  3 Years Served    since July, 1999.  Prior to joining the Adviser,
Suite 412A                                                Mr. Favreau served as Vice President and Sales
Minneapolis, MN 55403                                     Manager of U.S. Bancorp Investments Inc.
                                                          (formerly First Bank Investment Services) from
                                                          June, 1993 until July, 1999.  Prior to that time
                                                          Mr. Favreau served in various capacities for
                                                          U.S. Bank from July, 1988 until June, 1993.

David R. Cragg (35)     Vice President  Indefinite Term,  Manager of Compliance of the Adviser since        3        None
100 N. Sixth Street     and Secretary   3 Years Served    January, 1999.  Prior to joining the Adviser,
Suite 412A                                                Mr. Cragg served as Operations Manager of
Minneapolis, MN 55403                                     Piper Trust Company from November, 1997 until
                                                          January, 1999.  Prior to that time, Mr. Cragg served
                                                          in various capacities for Piper Trust Company
                                                          from February, 1993 until November, 1997.

The Statement of Additional Information includes additional information about the Fund's Directors and is available free of charge upon request by calling the Fund toll free at (800) 273-6886.

3.   AVAILABILITY OF PROXY VOTING INFORMATION

     Information regarding how the Funds vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at
     (800) 273-6886 or by accessing the Funds' website at www.leutholdfunds.com and the SEC's website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ending June 30, 2004 will be available after August 31, 2004 on or through the Funds' website at www.leutholdfunds.com and on the SEC's website at www.sec.gov.

THE LEUTHOLD FUNDS

INVESTMENT ADVISER:
  Leuthold Weeden Capital
      Management, LLC,  Minnesota

ADMINISTRATOR,  TRANSFER AGENT,
DIVIDEND PAYING AGENT,
SHAREHOLDER SERVICING AGENT:
  U.S. Bancorp Fund Services, LLC,
    Wisconsin

CUSTODIAN:
  U.S. Bank, N.A., Ohio

COUNSEL:
  Foley & Lardner,  Wisconsin

INDEPENDENT PUBLIC ACCOUNTANTS:
  Ernst & Young LLP,  Minnesota

This report is authorized for distribution only when preceded or accompanied by a current prospectus.

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-800-273-6886.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable for semi-annual reports.

The registrant's board of directors has determined that there is at least one audit committee financial expert serving on its audit committee. Paul M. Kelnberger is the audit committee financial expert and is considered to be independent.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Not applicable for periods ending before July 9, 2004.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

None.

ITEM 10. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal controls over financial reporting (as definein Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.
-----------------

(a)  (1) Incorporate by reference to previous Form N-CSR filed December 9, 2003.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Leuthold Funds, Inc.
                   ----------------------------------------------

     By (Signature and Title) /s/ Steven C. Leuthold
                              -----------------------------------
                              Steven C. Leuthold, President

     Date      June 4, 2004
           ------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F27> /s/ Steven C. Leuthold
                                    -----------------------------
                                    Steven C. Leuthold, President

     Date      June 4, 2004
           ------------------------------------------------------

     By (Signature and Title)*<F27> /s/ David R. Cragg
                                    -----------------------------
                                    David R. Cragg, Treasurer

     Date      June 4, 2004
           ------------------------------------------------------

*<F27> Print the name and title of each signing officer under his or her signature.